--------------------------------------------------------------------------------
                           CLEARWATER INVESTMENT TRUST
--------------------------------------------------------------------------------

                                 August 1, 2002




TO:   Our Unit Holders

On June 30, 2002, the net asset value of the Clearwater Growth Fund was $19.92 per unit. The net asset value of the Clearwater Small Cap Fund was $15.57 per unit. On a total return basis for 2002, the Clearwater Growth Fund decreased by 13.7% and the Clearwater Small Cap Fund increased by 6.6%. For comparative purposes, the Russell 1000 decreased by 12.8% and the Russell 2000 decreased by 4.7%. For the second quarter, the Clearwater Growth Fund decreased 13.7% and the Clearwater Small Cap Fund decreased 2.0%. The Russell 1000 decreased 13.5% and the Russell 2000 decreased 8.4%.

On June 30, 2002, the net asset value of the Clearwater Tax Exempt Bond Fund was $10.22 per unit. On a total return basis for 2002 the fund increased 3.7% with a second quarter return of 2.3%. For comparative purposes, the Lehman 5-Year Municipal Bond Index increased 4.7% for the year with a 4.1% increase in the second quarter.

Please note that the funds' investment performances, discussed in this report, do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Parametric Portfolio Associates, the sub-advisor for the Clearwater Growth Fund, made the following comments:

     Introduction
     The first half of 2002 was disappointing for U.S. markets in general and large-cap equities in particular. The economy had been well on the road to recovery in the second quarter with modest GDP growth, continued low interest rates and a strong housing sector. Investors sold off nonetheless after a series of highly publicized accounting scandals brought corporate governance to the fore. The net result has been that all S&P economic sectors have posted negative returns during the second quarter of the current year. In this environment, investors have found some solace in small-cap value funds with both S&P and Russell small-cap value indices ending the first half with positive returns.

     Investors do not like uncertainty and they are not in any hurry to get into the market. The full extent of accounting irregularities together with excess inventories and over-capacity in tech and telecom weigh heavily on investors' minds.

     Clearwater Growth's 2002 to date Experience
     The Russell 1000 Index was down 12.8% during the first half of 2002. The Clearwater Growth Fund, which has a current annualized predicted tracking error of 2%, was down 13.7% during the same time frame. Since inception, the portfolio has performed well within its target and has returned an annualized return of 3.0% against 2.2% for the Russell 1000 index.

Clearwater Investment Trust
August 1, 2002
Page 2


Parametric Portfolio Associates (continued)


----------------------------------------- --------------------------------------
                                                 Year to date Performance
----------------------------------------- --------------------------------------
Russell 1000 (Large Cap)                                  -12.8%
----------------------------------------- --------------------------------------
Russell Mid Cap                                            -5.7%
----------------------------------------- --------------------------------------
Russell Mid Cap Growth                                    -19.7%
----------------------------------------- --------------------------------------
Russell 2000 (Small Cap)                                   -4.7%
----------------------------------------- --------------------------------------
Clearwater Growth Fund                                    -13.7%
----------------------------------------- --------------------------------------


     Looking Forward

     The portfolio's cost basis was audited and matched to reflect the cost bases of the securities held at State Street. This has changed the amount of total net gains realized in the fund since inception. State Street has changed its accounting methodology henceforth to specific tax lot. Year to date the account has realized approximately $1.88 million in net realized losses. The fund is broadly diversified and continues to be sector neutral relative to the Russell 1000 index. We continue to reduce the stock-specific risk of the fund by reducing the weights of inherited positions when we can do so utilizing our ability to harvest losses.

Kennedy Capital Management, the sub-advisor for the Small Cap Fund, made the following comments:

     Our performance for the quarter and year-to-date has worked well for our clients. The Russell 2000 Value benchmark is still in positive territory (year-to-date) and our performance compares favorably with our benchmarks. The Clearwater Fund portfolio outperformed the Russell 2000 benchmark for the 2nd quarter and year-to-date periods. The year-to-date performance of the Fund is a positive 6.6% as compared to a negative 4.70% for the Russell 2000 benchmark.

     For those of us following the U.S. Economy, this market doesn't seem to make any sense! In fact, you might even argue the financial markets have disconnected from the economy. This isn't the first time this has happened. The most recent period was 1987. The economy was fundamentally in a recovery, yet the S&P 500 dropped 34% beginning in October. Economic growth in the 3rd Quarter of 1987 was 3.4% and 7.1% (annualized) in the 4th Quarter.

     While there are many differences in the two periods, it's interesting to note some basic similarities. First, the equity markets were coming off a series of terrific returns. The S&P 500 for the three and five year periods ending in July, 1987 had annualized price appreciation of 25.5% and 22.7% respectively. In addition, the equity market was significantly over-valued as measured by a basic asset allocation model. The needed correction bringing valuations into line was deep, and thankfully short.

Clearwater Investment Trust
August 1, 2002
Page 3


  Kennedy Capital Management (continued)


     Fast-forwarding to today, the broad market as measured by the S&P 500 is down 35% from its high in September of 2000. Most of the decline is understandable, give the weakness we've experienced in our economy. However, since the beginning of the year, (through 6/30) the S&P 500 is down 15.5%, despite aggressive easing by the Fed and evidence of strengthening in the production side of the U.S. Economy. To be sure, consumer confidence has taken a hit recently. Yet, if you dig deeper, Non-defense Capital Goods Orders suggest the beginning of an upturn. Add to this the very low level of Durable Goods Inventories and you clearly could forecast a sustained recovery in production. There are, of course, other reasons to believe that the economy is turning up, but let's turn to a more immediate concern for our stocks.

     What is clearly at the heart of this disparity between the economy and stock returns is the loss of trust in the financial reporting of U.S corporations. Companies which disclose accounting practices which are perceived as less than ultra-conservative find their stock coming under severe pressure. Small Cap stocks have not been immune from this carnage brought on by the disasters of Enron, Arthur Anderson, and WorldCom. Investors of any stripe are not willing to excuse management for poor earnings performance. After recovering 17% from the September 11th low at the end of last year, the Russell 2000 is now down 5.3% through June 30th.

     Despite this mess, we are finding selected opportunities to own companies that have been beaten down to prices below any estimate of reasonable valuation. These companies typically have experienced management, rational products and solid financials. We believe the strengthening U.S. Economy will prevail on the markets in which we participate and reward our clients' investments in these companies.

     For the most recent quarter, our investments in Health Care provided the largest contribution to performance despite the sectors under-performance relative to the Russell benchmark. Companies in the Materials and Processing and Consumer Staples industries were significant contributors as well. Financial Services, Technology, and Consumer Discretionary sectors continue to be the most heavily weighted sectors in the portfolio. In addition, the investments in each of these sectors out-performed their respective sector averages.

     We will continue to focus on stock selection where attractive valuations should provide our clients with above average returns. Our investment process, focusing on stock selection and absolute valuations, has provided our clients with positive returns against a backdrop of declining indices year-to-date.

Clearwater Investment Trust
August 1, 2002
Page 4


Sit Fixed Income Advisors II, LLC, the subadviser for the Tax-Exempt Bond Fund, made the following comments:

     The strong performance exhibited by the fixed income markets during 2001 continued in the first half of 2002. Heavy issuance in both the corporate and municipal markets continues to be more than offset by strong cash flows into bond funds, as continued volatility in the equity markets has increased investors' appetite for fixed income products. The Federal Reserve has held short-term rates steady this year after lowering them eleven times by a total of 4.75% in 2001. Long-term rates, after finishing last year relatively unchanged, have dropped in the first half of this year as investors continue to flee the volatile equity markets in an attempt to preserve their capital. The paltry yields offered by money market funds have forced investors to focus on taxable and tax-exempt bonds and real estate as alternatives. With the yield curve remaining steep, investors have been inclined to reach longer in maturity to find acceptable yields. General obligation bonds slightly outperformed revenue bonds during the first half of the year, and higher quality issues outperformed those of lower credit quality. The Fund's performance, while strong on an absolute basis due to the high current income it produces, was hurt by its shorter duration as well as its use of non-rated revenue bonds, neither of which help total return performance in a rallying bond market.

     The economy now appears to be stabilizing from the recession that began in the spring of 2001 and the robust growth realized in the first quarter of 2002. Once the recovery firms, which we expect later in the year, interest rates, particularly short-term rates, are likely to rise. Given this expectation, we shortened the Fund's average life duration from 5.0 to 4.4 years during the first half of the year, while its yield fell only slightly. The Fund's shorter duration and its use of non-rated bonds have positioned it more defensively for the rise in interest rates that we expect by 2003. The Fund's strong yield should continue to produce high tax-exempt income for its shareholders in the current and expected environment. Demand should remain strong for lower-rated and non-rated bonds as investors reach for yield in this historically low interest rate environment. The Fund is positioned to take advantage of this environment given its emphasis on "A" rated and "BBB" rated bonds and its use of non-rated bonds. Investment of new cash flows will be focused on maturities in the 3-15 year range.

    Clearwater Investment Trust               Clearwater Management Company
    ---------------------------               ------------------------------
    P. W. Pascoe, President and CEO           P. W. Pascoe, Chairman and Treasurer
    F. T. Weyerhaeuser, V. P. and Secretary   W. T. Weyerhaeuser, V. P. and Secretary
    L. R. Jones                               Samuel B. Carr, Jr.
    L. H. King                                W. John Driscoll
    C. W. Rasmussen                           E. D. Hlavka
    L. R. Rasmussen                           C. W. Morley
                                              R. J. Phares
                                              F. W. Piasecki
                                              D. C. Titcomb
                                              G. H. Weyerhaeuser, Jr.

                          CLEARWATER INVESTMENT TRUST


STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2002                                                                             GROWTH      SMALL CAP    TAX-EXEMPT
                                                                                           FUND          FUND      BOND FUND
ASSETS
Investments in securities, at market value (note 2)
  (identified cost:  $73,573,085 Growth Fund;  $79,416,568 Small Cap Fund;
     $83,702,395 Tax-Exempt Bond Fund)                                                 $116,957,909  $90,775,358  $84,742,526
Receivable for investment securities sold                                                         0    1,046,186      250,176
Accrued dividend and interest receivable                                                    135,689      123,717    1,344,011
                                                                                        ------------  -----------  -----------

                                                              TOTAL ASSETS               117,093,598   91,945,261   86,336,713

LIABILITIES

Payables for investment securities purchased                                                      0      943,917            0
Payables for investment shares redeemed                                                           0       59,288       50,000
Dividend distribution payable                                                                     0            0      172,317
Accrued management fee                                                                      141,573      311,859      125,529
                                                                                        ------------  -----------  -----------

                                                          TOTAL LIABILITIES                 141,573    1,315,064      347,846

NET ASSETS                                                                              $116,952,025  $90,630,197  $85,988,867
----------
                                                                                        ============  ===========  ===========




CAPITAL

Capital stock and additional paid-in capital
  (authorized unlimited number of shares at no par value for each Fund:
   outstanding 5,870,483; 5,819,342 and 8,412,627 shares, respectively (note 2))        $74,843,637  $73,053,047  $84,627,949
Undistributed net investment income(loss)                                                   602,324      (48,956)      (2,696)
Accumulated net realized gain(loss) (note 5)                                             (1,878,760)   6,267,316      323,483
Unrealized appreciation of investments                                                   43,384,824   11,358,790    1,040,131
                                                                                        ------------  -----------  -----------

NET ASSETS                                                                              $116,952,025  $90,630,197  $85,988,867
----------
                                                                                        ============  ===========  ===========

Net asset value per share of outstanding capital stock                                      $ 19.92      $ 15.57      $ 10.22





See accompanying notes to financial statements.

                          CLEARWATER INVESTMENT TRUST


STATEMENTS OF OPERATIONS

For Period Ended June 30, 2002                                                            GROWTH      SMALL CAP    TAX-EXEMPT
                                                                                           FUND          FUND      BOND FUND
INVESTMENT INCOME
  Income:
     Dividends (net of foreign taxes withheld of $2,295, $407 and $0, respectively)        $881,341     $497,605      $86,768
     Interest                                                                                 8,833       49,428    2,539,113
                                                                                        ------------  -----------  -----------

TOTAL INCOME                                                                                890,174      547,033    2,625,881

     Expenses:  (note 6)
          Investment advisory fee                                                           287,850      595,989      248,077
                                                                                        ------------  -----------  -----------
TOTAL EXPENSES                                                                              287,850      595,989      248,077

                                                        NET INVESTMENT INCOME               602,324      (48,956)   2,377,804

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain(loss) on security transactions                                       (1,878,760)   6,267,316      323,483
  Unrealized appreciation(depreciation) during the period                               (17,145,267)    (672,948)     315,648
                                                                                        ------------  -----------  -----------
                                                  NET GAIN(LOSS)ON INVESTMENTS          (19,024,027)  S5,594,368      639,131
                                                                                        ------------  -----------  -----------

                           NET INCREASE(DECREASE)IN NET ASSETS FROM OPERATIONS         ($18,421,703)  $5,545,412   $3,016,935
                                                                                        ============  ===========  ===========




STATEMENTS OF CHANGES IN NET ASSETS

For Period Ended June 30, 2002                            GROWTH FUND                 SMALL CAP FUND         TAX-EXEMPT BOND FUND
                                                     6/30/2002    12/31/2001     6/30/2002    12/31/2001   6/30/2002     12/31/2001
                                                     ---------    ----------     ---------    ----------   ---------     ----------
OPERATIONS
  Net investment income(loss)                          $602,324    $1,122,176      ($48,956)    $602,496   $2,377,804    $4,396,427
  Net realized gain(loss) on investments             (1,878,760)     (485,675)    6,267,316      (50,045)     323,483     1,290,673
  Unrealized appreciation(depreciation)             (17,145,267)  (21,125,387)     (672,948)   8,756,183      315,648    (1,203,691)
   during the period                                -----------  ------------  ------------  -----------  -----------   -----------

     NET INCREASE(DECREASE) IN NET ASSETS           (18,421,703)  (20,488,886)    5,545,412    9,308,634    3,016,935     4,483,409
      FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                       0    (1,130,662)            0     (600,298)  (2,380,501)   (4,396,427)
  Net realized gain on investments                            0      (299,597)            0     (113,882)           0    (1,292,631)
                                                     -----------  ------------  ------------  -----------  -----------   -----------
      TOTAL DISTRIBUTIONS TO SHAR0HOLDERS                     0    (1,430,259)            0     (714,180)  (2,380,501)   (5,689,058)

CAPITAL SHARE TRANSACTIONS (note 4)
  Proceeds from shares sold                           2,860,688     4,008,650     4,317,805    8,763,862    4,600,985    12,170,532
  Reinvestment of distributions from net                      0       777,532             0      457,155    1,293,005     3,199,977
   investment income and gain
Payments for shares redeemed                           (278,509)   (4,886,701)   (1,207,119)  (3,737,061)  (2,228,601)   (6,572,046)
                                                     -----------  ------------  ------------  -----------  -----------   -----------

    INCREASE(DECREASE) IN NET ASSETS FROM
     CAPITAL SHARES TRANSACTIONS                      2,582,179       100,519)    3,110,686    5,483,956    3,665,389     8,798,463
                                                     -----------  ------------  ------------  -----------  -----------   -----------
 t\TOTAL INCREASE(DECREASE) IN NET ASSETS           (15,839,524)  (22,019,664)    8,656,098   14,078,410    4,301,823     7,592,814

NET ASSETS
  At the beginning of the period                     132,791,549  154,811,213    81,974,099   67,895,689   81,687,044    74,094,230
                                                     -----------  ------------  ------------  -----------  -----------   -----------

  At the end of the period                           $116,952,025 $132,791,549  $90,630,197   $81,974,099  $85,988,867   $81,687,044
                                                     ===========  ============  ============  ===========  ===========   ===========

  Undistributed Net Income                                   $0        $2,319            $0       $1,150           $0            $0
                                                     ===========  ============  ============  ===========  ===========   ===========





See accompanying notes to financial statements.

                          CLEARWATER INVESTMENT TRUST

                         Notes to Financial Statements


(1)   Organization

          Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes three series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund (the funds). The Trust's declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the Clearwater Growth and Small Cap Funds is long-term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital.

          The Clearwater Tax-Exempt Bond Fund commenced operations on January 14, 2000. Prior to this date, the Chairman of Clearwater Management Company purchased one share of capital stock at $10.00 per share.

          The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index, an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the fund's portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the fund's policy to minimize realization of taxable gains.

          The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

          The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

                          CLEARWATER INVESTMENT TRUST

                         Notes to Financial Statements


(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the funds are as follows:

          Investments in Securities

          Investments in equity securities are valued at the last sales price on the principal exchange or market where they are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

          Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.


          Federal Taxes

          The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar year basis the Trust intends to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

          Net investment income and net realized gains (losses) for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

                          CLEARWATER INVESTMENT TRUST

                         Notes to Financial Statements


          On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

                                                           Clearwater           Clearwater
                                                           Growth Fund        Small Cap Fund
          --------------------------------------------------------------------------------------
          Undistributed net income                     $            (102) $              (1,048)
          Accumulated net realized gains                              17                  1,048
          Additional paid-in capital                                  85                      0



          Distributions to Shareholders

          Distributions to shareholders from net investment income, if any, are declared annually for the Clearwater Growth and Small Cap Funds and declared daily, payable monthly, for the Clearwater Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.


          Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.



(3)   Investment Security Transactions

          Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the peirod ended June 30, 2002, were as follows:

                                                            Purchases         Sales proceeds
          ----------------------------------------------------------------------------------------
          Clearwater Growth Fund                             $11,066,102             $8,645,772
          Clearwater Small Cap Fund                           35,669,594             33,540,556
          Clearwater Tax-Exempt Bond Fund                     17,836,175             15,322,152

                          CLEARWATER INVESTMENT TRUST

                         Notes to Financial Statements


(4)   Capital Share Transactions

          Transactions in shares of each fund for the period ended June 30, 2002 and the year ended December 31, 2001 were as follows:

                                                     Clearwater                           Clearwater
                                                     Growth Fund                        Small Cap Fund
                                         -----------------------------------------------------------------------
                                            6/30/2002         12/31/2001         6/30/2002         12/31/2001

          ------------------------------------------------------------------------------------------------------
          Sold                                125,762            164,920                288,552         629,352
          Issued for reinvested
            distributions                           0             33,762                      0          32,081
          Redeemed                            (12,393)          (204,600)               (80,849)       (266,974)

          ------------------------------------------------------------------------------------------------------
          Increase (decrease)                 113,369             (5,918)               207,703         394,459
          ------------------------------------------------------------------------------------------------------



                                                                 Clearwater Tax-Exempt
                                                                       Bond Fund
                                                         ---------------------------------------

                                                             6/30/2002           12/31/2001

                   -----------------------------------------------------------------------------
                   Sold                                          451,580              1,170,174
                   Issued for reinvested
                     distributions                               126,771                310,537
                   Redeemed                                     (219,089)              (634,382)

                   -----------------------------------------------------------------------------
                   Increase                                      359,262                846,329
                   -----------------------------------------------------------------------------

                          CLEARWATER INVESTMENT TRUST

                         Notes to Financial Statements


(5) Capital Loss Carry-Over

          For federal income tax purposes, the Clearwater Small Cap Fund and Clearwater Growth Fund have capital loss carryovers of $50,045 and $485,675, respectively, at December 31, 2001, which, if not offset by subsequent capital gains, will expire in 2009.


(6)   Expenses and Related Party Transactions

          The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust's President and Treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund pay a fee equal to an annual rate of .45%, 1.35% and .60% of average net assets, respectively. Clearwater Management Company is responsible for the payment or reimbursement of all the Funds' expenses, except brokerage, taxes, interest and extraordinary expenses.

          The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, is equal to an annual rate of 0.15% of net assets. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, Inc., is equal to an annual rate of 0.85% of the first $50 million in net assets and then decreasing to 0.80% of net assets in excess of $50 million. The sub-advisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit Fixed Income Advisers II, LLC, is equal to an annual rate of .40% on the first $20 million in net assets and then decreasing in reduced percentages to .20% of net assets in excess of $75 million.

                          CLEARWATER INVESTMENT TRUST

                         Notes to Financial Statements


(7)  Financial Highlights

      Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:


                                             June 30,           Year ended December 31,
                                                     ---------------------------------------------
      Clearwater Growth Fund                  2002     2001     2000     1999     1998   1997(b)

      --------------------------------------------------------------------------------------------
      Net asset value, beginning of year       23.07    26.86    31.94    25.92    21.17    17.88
      --------------------------------------------------------------------------------------------
      Income from investment
        operations:
           Net investment income(loss)          0.10     0.19     0.16     0.11     0.09    (0.01)
           Net realized and unrealized gains   (3.25)   (3.73)   (0.87)    6.18     4.71     5.08
            (loss)
      --------------------------------------------------------------------------------------------
             Total from investment
               operations                      (3.15)   (3.54)   (0.71)    6.29     4.80     5.07

      --------------------------------------------------------------------------------------------
      Less distributions:
        Dividends from net investment income    0.00    (0.20)   (0.17)   (0.14)   (0.05)    0.00
        Distributions from net realized gains   0.00    (0.05)   (4.20)   (0.09)    0.00    (1.78)
        Return of capital                       0.00     0.00     0.00    (0.04)    0.00     0.00

      --------------------------------------------------------------------------------------------
             Total distributions                0.00    (0.25)   (4.37)   (0.27)   (0.05)   (1.78)

      --------------------------------------------------------------------------------------------
      Net asset value, end of year             19.92    23.07    26.86    31.94    25.92    21.17

      --------------------------------------------------------------------------------------------
      Total return(a)                         (13.7%)  (13.2%)   (2.0%)   24.3%    22.7%    28.4%

      Net assets, end of year (000s omitted) 116,952  132,792  154,811  169,913  134,773  106,859

      Ratio of expenses to average net assets  0.22%    0.45%    0.45%    0.45%    0.45%    0.98%

      Ratio of net investment income (loss) to
        average net assets                     0.47%    0.80%    0.52%    0.39%    0.39%   (0.06%)

      Portfolio turnover rate (excluding short-
        term securities)                       6.79%   43.20%   57.28%   12.19%    3.65%   38.16%


     (a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

     (b) Effective November 1, 1997, Parametric Portfolio Associates became the subadvisor for the fund.

                          CLEARWATER INVESTMENT TRUST

                         Notes to Financial Statements

                                            June 30,            Year ended December 31,
                                                     ---------------------------------------------
      Clearwater Small Cap Fund               2002     2001     2000     1999     1998     1997

      --------------------------------------------------------------------------------------------
      Net asset value, beginning of year       14.61    13.01    15.13    13.08    15.24    12.74
      --------------------------------------------------------------------------------------------
      Income from investment
        operations:
           Net investment income(loss)         (0.01)    0.11    (0.04)   (0.05)   (0.04)   (0.02)
           Net realized and unrealized gains    0.97     1.62     1.41     3.57    (1.04)    5.14
            (losses)
      --------------------------------------------------------------------------------------------
          Total from investment
           operations                           0.96     1.73     1.37     3.52    (1.08)    5.12

      --------------------------------------------------------------------------------------------
      Less distributions:
        Distributions from net invest income    0.00    (0.11)    0.00     0.00     0.00     0.00
        Distributions from net realized gains   0.00    (0.02)   (3.49)   (1.47)   (1.08)   (2.62)

      --------------------------------------------------------------------------------------------
             Total distributions                0.00    (0.13)   (3.49)   (1.47)   (1.08)   (2.62)

      --------------------------------------------------------------------------------------------
      Net asset value, end of year             15.57    14.61    13.01    15.13    13.08    15.24

      --------------------------------------------------------------------------------------------
      Total return(a)                           6.6%    13.3%    10.7%    27.3%    (7.1%)   40.2%

      Net assets, end of year (000s omitted)  90,630   81,974   67,896   59,196   39,217   40,838

      Ratio of expenses to average net assets  0.67%    1.35%    1.35%    1.34%    1.36%    1.35%

      Ratio of net investment income (loss) to
        average net assets                    (0.06%)   0.80%   (0.27%)  (0.35%)  (0.26%)  (0.17%)

      Portfolio turnover rate (excluding short-
        term securities)                      40.09%  117.75%  149.01%  112.63%   88.27%   92.22%


      (a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                          CLEARWATER INVESTMENT TRUST

                         Notes to Financial Statements


                                            June 30,  Year ended December 31,
                                                     ---------------------------
      Clearwater Tax-Exempt Bond Fund           2002     2001   2000 (a)

      --------------------------------------------------------------------------
      Net asset value, beginning of period     10.14    10.28    10.00
      --------------------------------------------------------------------------
      Income from investment
        operations:
           Net investment income                0.28     0.55     0.52
           Net realized and unrealized gains    0.08     0.02     0.31

      --------------------------------------------------------------------------
             Total from investment
               operations                       0.36     0.57     0.83

      --------------------------------------------------------------------------
      Less distributions:
        Dividends from net investment income   (0.28)   (0.55)   (0.52)
        Excess distributions from net invest inc0.00     0.00     0.00
        Distributions from net realized gains   0.00    (0.16)   (0.03)

      --------------------------------------------------------------------------
             Total distributions               (0.28)   (0.71)   (0.55)

      --------------------------------------------------------------------------
      Net asset value, end of year             10.22    10.14    10.28

      --------------------------------------------------------------------------
      Total return(b)                           3.7%     6.1%     8.9%

      Net assets, end of year (000s omitted)  85,989   81,687   74,094

      Ratio of expenses to average net assets  0.30%    0.60%    0.60% (c)

      Ratio of net investment income (loss) to
        average net assets                     2.85%    5.64%    5.72% (c)

      Portfolio turnover rate (excluding short-
        term securities)                      19.01%   43.23%   23.86%


      (a) For the period from January 14, 2000 (commencement of operations) to December 31, 2000.

      (b) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

      (c) Annualized.

                                           CLEARWATER GROWTH FUND

                                SCHEDULE OF INVESTMENTS AT JUNE 30, 2002

    FACE                                                                                                   PERCENT
   AMOUNT                                                                                    MARKET           OF
  OR SHARES                      SECURITY                                      COST         VALUE (a)     NET ASSETS
  ---------                      --------                                      ----         ---------     ----------
COMMON STOCKS

CONSUMER DISCRETIONARY
                     1,250    ABERCROMBIE AND FITCH CO (b)                   23,107.00      30,150.00
                     5,850    ADELPHIA COMMUNICATIONS CORP                   58,016.79         936.00
                     2,050    AMAZON COM INC (b)                             27,528.43      33,312.50
                     4,650    AMERICAN EAGLE OUTFITTERS INC (b)             106,214.70      98,301.00
                    29,900    AOL TIME WARNER INC (b)                     1,070,224.87     439,829.00
                     1,250    BELO CORP                                      18,687.50      28,262.50
                     1,500    BEST BUY CO INC                                42,604.60      54,450.00
                     1,000    BLACK & DECKER CORPORATION                     33,405.00      48,200.00
                     1,850    CABLEVISION SYS CORP (b)                       39,850.03      16,187.50
                    37,000    CENDANT CORP (b)                              284,605.76     587,560.00
                     3,300    CENTEX CORP                                    74,691.79     190,707.00
                     2,500    CIRCUIT CITY STORES INC                        33,248.50      46,875.00
                     4,225    CLEAR CHANNEL COMMUNICATIONS (b)              215,880.18     135,284.50
                       600    COACH INC (b)                                  14,970.00      32,940.00
                     8,800    COMCAST CORP (b)                              297,213.84     209,792.00
                     1,800    COSTCO WHSL CORP NEW (b)                       39,156.25      69,516.00
                     7,500    COX COMMUNICATIONS INC NEW (b)                300,600.00     206,625.00
                     1,850    DANA CORP                                      39,104.56      34,280.50
                    22,975    DISNEY WALT CO (b)                            559,627.21     434,227.50
                     5,400    DOW JONES & CO INC                            241,164.00     261,630.00
                     5,000    EASTMAN KODAK CO                              171,741.00     145,850.00
                     4,400    EBAY INC (b)                                  145,400.20     271,128.00
                     4,400    ECHOSTAR COMMUNICATIONS CORP N (b)            107,063.88      81,664.00
                       100    FEDERATED DEPT STORES INC DEL (b)               3,766.05       3,970.00
                     3,500    FOOT LOCKER INC (b)                            54,680.00      50,575.00
                    18,975    FORD MTR CO DEL                               341,844.11     303,600.00
                     7,700    FORTUNE BRANDS INC                            282,788.06     431,200.00
                     9,700    GAP INC                                       146,245.05     137,740.00
                     2,475    GEMSTAR TV GUIDE INTL INC (b)                  25,086.60      13,340.25
                     4,775    GENERAL MTRS CORP CLASS H                      76,670.27      49,660.00
                     9,150    GENERAL MTRS CORP (b)                         569,947.62     489,067.50
                    12,200    GOODYEAR TIRE AND RUBBER                      233,451.88     228,262.00
                    20,850    HARLEY DAVIDSON INC                           122,154.94   1,068,979.50
                         1    HILTON HOTELS CORP                                 10.16          13.90
                     2,300    HISPANIC BROADCASTING CORP (b)                 42,009.50      60,030.00
                    48,400    HOME DEPOT INC                                 31,566.14   1,777,732.00
                     1,700    INSIGHT COMMUNICATIONS INC (b)                 34,739.50      19,941.00
                       100    JOHNSON CTLS INC                                5,136.19       8,161.00
                    16,075    KOHLS CORP (b)                                128,478.63   1,126,536.00
                     2,700    LAMAR ADVERTISING CO (b)                       82,800.90     100,467.00
                     8,090    LIMITED BRANDS INC                             92,850.74     172,317.00
                     4,250    LOWES COS INC                                 152,579.52     192,950.00
                    22,925    MARRIOTT INTL INC NEW                         191,503.20     872,296.25
                       100    MAY DEPT STORES CO                              2,371.25       3,293.00
                     8,700    MCDONALDS CORP (b)                            257,906.87     247,515.00
                       400    MCGRAW HILL COS INC                            16,537.00      23,880.00
                       400    MEDIACOM COMMUNICATIONS CORP (b)                5,134.00       3,116.00
                     9,300    METRO GOLDWYN MAYER INC NEW (b)               152,886.00     108,810.00
                     5,500    NEW YORK TIMES CO                             226,118.75     283,250.00
                     1,000    PAYLESS SHOESOURCE INC (b)                     54,179.50      57,650.00
                     6,500    PENNEY J C INC                                144,105.00     143,130.00
                       800    RADIO ONE INC (b)                               9,680.00      11,896.00
                     4,800    RADIOSHACK CORP (b)                           126,789.12     144,288.00
                     5,800    READERS DIGEST ASSN INC                       102,892.00     108,634.00
                     1,000    ROSS STORES INC                                30,030.00      40,750.00
                     2,500    SEARS ROEBUCK & CO                             95,337.50     135,750.00
                       700    SNAP ON INC                                    17,991.40      20,783.00
                       200    STARBUCKS CORP (b)                              3,287.50       4,970.00
                     4,575    TARGET CORP                                   172,035.50     174,307.50

See accompanying notes to investment securities            11

                                           CLEARWATER GROWTH FUND

                                SCHEDULE OF INVESTMENTS AT JUNE 30, 2002

    FACE                                                                                                   PERCENT
   AMOUNT                                                                                    MARKET           OF
  OR SHARES                      SECURITY                                      COST         VALUE (a)     NET ASSETS
  ---------                      --------                                      ----         ---------     ----------

CONSUMER DISCRETIONARY (Cont'd)
                     5,000    TJX COS INC NEW                                85,148.75      98,050.00
                     1,300    TRW INC                                        42,967.99      74,074.00
                       100    UNITED RENTALS INC (b)                          1,399.75       2,180.00
                     7,200    UNIVISION COMMUNICATIONS INC (b)              189,396.00     226,080.00
                    15,573    VIACOM INC (b)                                649,993.05     690,974.01
                       510    VISTEON CORP                                    8,547.34       7,242.00
                    27,800    WAL MART STORES INC                         1,316,635.22   1,529,278.00
                       900    WESTWOOD ONE INC (b)                           20,335.50      30,078.00
                     3,600    WHIRLPOOL CORP                                155,817.45     235,296.00
                     4,000    YUM BRANDS                                     60,495.00     117,000.00
                                                                        --------------- --------------
                                                                         10,510,432.59  15,086,820.91        12.90%
CONSUMER STAPLES
                     3,000    ANHEUSER BUSCH COS INC                        133,867.50     150,000.00
                       150    AVON PRODS INC                                  4,930.88       7,836.00
                    35,900    COCA COLA CO                                1,078,433.25   2,010,400.00
                     7,800    COLGATE PALMOLIVE CO                          394,851.80     390,390.00
                       100    CONAGRA INC                                     1,793.50       2,765.00
                     3,450    CVS CORP                                      120,779.13     105,570.00
                     2,900    DELUXE CORP                                   101,417.64     112,781.00
                       400    GENERAL MLS INC                                12,499.50      17,632.00
                    31,300    GILLETTE CO                                   521,499.35   1,060,131.00
                     2,750    KIMBERLY CLARK CORP                           142,946.29     170,500.00
                     7,450    KROGER CO (b)                                 125,942.54     148,255.00
                    28,350    PEPSICO INC                                 1,046,840.00   1,366,470.00
                    44,750    PHILIP MORRIS COS INC                       1,027,861.52   1,954,680.00
                    15,000    PROCTER & GAMBLE CO                           560,341.77   1,339,500.00
                       100    REYNOLDS R J TOB HLDGS INC                      1,699.75       5,375.00
                     3,600    SAFEWAY INC (b)                               136,892.04     105,084.00
                       100    SARA LEE CORP                                   1,919.19       2,064.00
                       300    SMUCKER J M CO (b)                              4,312.83      10,239.00
                     7,900    SYSCO CORP                                    121,024.50     215,038.00
                     5,927    TYSON FOODS INC (DEL)                          52,174.25      91,927.77
                     2,200    UST INC                                        55,269.50      74,800.00
                    36,250    WALGREEN CO                                   445,021.58   1,400,337.50
                     3,600    WRIGLEY WM JR CO                              125,320.50     199,260.00
                                                                        --------------- --------------
                                                                          6,217,638.81  10,941,035.27         9.36%
ENERGY
                     3,050    AMERADA HESS CORP                             176,480.02     251,625.00
                     1,773    ANADARKO PETE CORP                             62,488.50      87,408.90
                     1,595    APACHE CORP                                    61,627.61      91,680.60
                    16,530    BP PLC (d)                                    472,680.46     834,599.70
                     5,450    BURLINGTON RES INC                            178,458.36     207,100.00
                     7,464    CHEVRONTEXACO  CORP                           634,327.74     660,564.00
                     5,280    CONOCO INC                                    104,244.85     146,784.00
                     1,299    DEVON ENERGY CORPORATION NEW                   51,062.25      64,014.72
                     4,250    EOG RESOURCES INC                              80,823.95     168,725.00
                    81,720    EXXON MOBIL CORP                            3,289,012.85   3,343,982.40
                     3,550    HALLIBURTON CO                                 62,328.06      56,587.00
                     1,400    MARATHON OIL CORP                              38,626.28      37,968.00
                       600    MURPHY OIL CORP                                32,054.76      49,500.00
                     1,800    NATIONAL OILWELL INC (b)                       27,981.00      37,890.00
                     2,900    NOBLE ENERGY INC (b)                           74,136.48     104,545.00
                    16,450    OCCIDENTAL PETE CORP                          308,653.00     493,335.50
                       100    OCEAN ENERGY INC TEX                            1,243.50       2,167.00
                     5,650    PHILLIPS PETE CO                              241,079.85     332,672.00
                     3,200    PIONEER NAT RES CO (b)                         48,507.20      83,360.00
                    15,490    SCHLUMBERGER LTD                              369,965.05     720,285.00
                     4,850    SUNOCO INC                                    109,368.96     172,805.50
                     9,692    TRANSOCEAN SEDCO FOREX INC                    182,407.13     301,905.80
                     3,350    UNOCAL CORP                                    91,904.24     123,749.00
                     1,865    VALERO ENERGY CORP                             51,021.91      69,788.30
                     1,400    XTO ENERGY INC                                 18,176.90      28,840.00
                                                                        --------------- --------------
                                                                          6,768,660.91   8,471,882.42         7.24%


See accompanying notes to investment securities            12

                                           CLEARWATER GROWTH FUND

                                SCHEDULE OF INVESTMENTS AT JUNE 30, 2002

    FACE                                                                                                   PERCENT
   AMOUNT                                                                                    MARKET           OF
  OR SHARES                      SECURITY                                      COST         VALUE (a)     NET ASSETS
  ---------                      --------                                      ----         ---------     ----------

FINANCIALS
                     2,600    AFLAC INC                                      71,523.00      83,200.00
                     5,800    ALLIED CAP CORP NEW                           130,326.00     131,370.00
                     2,600    ALLSTATE CORP                                 101,856.04      96,148.00
                     1,000    AMB PPTY CORP                                  20,197.50      31,000.00
                    11,550    AMERICAN EXPRESS CO                           464,036.45     419,496.00
                    38,016    AMERICAN INTL GROUP INC                       485,322.71   2,593,831.68
                       950    AMERICREDIT CORP (b)                           41,515.48      26,647.50
                       950    AON CORP                                       25,856.97      28,006.00
                     6,600    ASTORIA FINL CORP                              87,762.51     211,530.00
                    17,950    BANK AMER CORP                              1,007,056.47   1,262,962.00
                     8,800    BANK NEW YORK INC                             318,200.08     297,000.00
                    16,550    BANK ONE CORP                                 510,752.86     636,844.00
                     4,700    BANKNORTH GROUP INC NEW                        86,563.19     122,294.00
                     1,100    BEAR STEARNS COS INC                           56,969.00      67,320.00
                     2,200    CAPITAL ONE FINL CORP                         129,748.99     134,310.00
                       100    CATELLUS DEV CORP (b)                           1,356.00       2,042.00
                     7,220    CHARTER ONE FINL INC                          126,025.01     248,223.60
                    59,925    CITIGROUP INC                                 850,142.86   2,322,093.75
                     7,300    CNA FINL CORP (b)                             191,059.25     193,450.00
                     1,000    COMERICA INC                                   50,915.00      61,400.00
                     5,150    COMMERCIAL FED CORP                            78,155.88     149,350.00
                     1,550    COUNTRYWIDE CR INDS INC                        40,480.57      74,787.50
                     1,600    DIME BANCORP INC NEW WARRANTS (b)                   0.00         160.00
                     1,125    E TRADE GROUP INC (b)                          10,001.25       6,142.50
                     2,796    EQUITY OFFICE PPTYS TR                         87,358.24      84,159.60
                    20,400    FEDERAL HOME LN MTG CORP                       62,413.10   1,248,480.00
                    10,600    FEDERAL NATL MTG ASSN                         772,323.50     781,750.00
                       900    FIFTH THIRD BANCORP                            26,025.00      59,985.00
                     8,450    FIRST TENN NATL CORP                          255,733.24     323,635.00
                     2,200    FIRST VA BKS INC                               96,503.00     117,964.00
                    11,125    FLEETBOSTON FINL CORP                         355,459.67     359,893.75
                    17,400    FRANKLIN RES INC                              321,439.55     741,936.00
                     5,200    GALLAGHER ARTHUR J & CO                       188,656.00     180,180.00
                    10,000    GENERAL GROWTH PPTYS INC                      371,969.00     510,000.00
                     6,200    GOLDEN ST BANCORP INC                          97,206.64     224,750.00
                       500    GOLDMAN SACHS GROUP INC                        39,802.50      36,675.00
                     1,250    GREENPOINT FINL CORP                           30,617.75      61,375.00
                       100    HIBERNIA CORP                                   1,081.00       1,979.00
                       425    HOSPITALITY PPTYS TR                           15,351.00      15,512.50
                     4,350    HOUSEHOLD INTL INC                            166,173.67     216,195.00
                     3,200    HUNTINGTON BANCSHARES INC                      48,480.00      62,144.00
                     3,800    ISTAR FINL INC                                 75,215.28     108,300.00
                    10,055    J P MORGAN CHASE & CO                         363,988.82     341,065.60
                    12,100    KEYCORP NEW                                   225,332.25     330,330.00
                     1,750    LA QUINTA PPTYS INC                             3,605.00      12,687.50
                     2,400    LEHMAN BROTHERS HLDGS INC                     156,725.43     150,048.00
                     2,700    LINCOLN NATL CORP IN                           82,662.12     113,400.00
                     2,100    LOEWS CORP                                     49,966.14     111,279.00
                       260    M & T BK CORP                                  10,975.91      22,297.60
                     5,400    MACK CA RLTY CORP                             169,534.08     189,810.00
                       950    MARSH & MCLENNAN COS INC                       48,954.50      91,770.00
                     3,925    MBNA CORP                                     136,598.23     129,799.75
                     7,800    MELLON FINL CORP                              240,068.84     245,154.00
                     7,250    MERRILL LYNCH & CO INC                        371,288.20     293,625.00
                       400    METRIS COS INC                                  8,460.00       3,324.00
                    10,300    MGIC INVT CORP WIS                            247,509.00     698,340.00
                     9,300    MORGAN STANLEY                                468,301.50     400,644.00
                    13,850    NATIONAL CITY CORP                            239,683.94     460,512.50
                       100    NATIONAL COMM FINL CORP                         1,675.00       2,630.00
                       100    NATIONWIDE FINL SVCS INC                        4,383.00       3,950.00
                       100    NORTH FORK BANCORPORATION INC                   1,618.50       3,981.00
                       400    NORTHERN TRUST CORP                            14,850.00      17,624.00
                     5,400    PLUM CREEK TIMBER CO NEW                      135,122.01     165,780.00
                       100    POPULAR INC                                     2,024.75       3,368.00
                    25,475    PRICE T ROWE GROUP INC                        352,187.00     837,618.00


See accompanying notes to investment securities            13

                                           CLEARWATER GROWTH FUND

                                SCHEDULE OF INVESTMENTS AT JUNE 30, 2002

    FACE                                                                                                   PERCENT
   AMOUNT                                                                                    MARKET           OF
  OR SHARES                      SECURITY                                      COST         VALUE (a)     NET ASSETS
  ---------                      --------                                      ----         ---------     ----------

FINANCIALS (Cont'd)
                     9,950    PROVIDIAN FINL CORP (b)                        64,992.89      58,506.00
                       100    REGIONS FINL CORP                               2,154.75       3,515.00
                       150    ROSLYN BANCORP INC                              1,700.00       3,274.50
                     9,800    SCHWAB CHARLES CORP                           106,858.22     109,760.00
                     1,300    SIMON PPTY GROUP INC NEW                       32,715.67      47,892.00
                       800    SLM CORP                                       62,587.00      77,520.00
                     3,100    SOUTHTRUST CORP                                73,424.43      80,972.00
                     4,200    SOVEREIGN BANCORP INC                          32,180.88      62,790.00
                     1,400    STATE STREET CORPORATION                       68,247.00      62,580.00
                    18,575    TCF FINANCIAL CORP                            321,761.94     912,032.50
                    18,398    US BANCORP DEL                                420,419.74     429,593.30
                     2,775    UNION PLANTERS CORP                            53,751.57      89,826.75
                     2,900    UNUMPROVIDENT CORP                             41,036.45      73,805.00
                     1,250    VALLEY NATL BANCORP                            29,085.00      34,750.00
                    13,200    WACHOVIA CORP 2ND NEW                         377,362.92     503,976.00
                    18,088    WASHINGTON MUT INC                            288,436.78     671,245.68
                    40,241    WELLS FARGO & CO NEW                          893,569.48   2,014,464.46
                     9,475    XL CAPITAL LTD                                120,806.25     802,532.50
                       100    ZIONS BANCORP                                   4,146.88       5,210.00
                                                                        --------------- --------------
                                                                         14,228,383.28  25,007,806.02        21.38%
HEALTHCARE
                    12,850    ABBOTT LABS                                   547,092.59     483,802.50
                     4,700    AETNA INC (b)                                 151,652.96     225,459.00
                    28,500    AMGEN INC (b)                                 117,448.50   1,193,580.00
                        25    ANDRX CORP DEL (b)                                912.75         674.25
                     2,100    BAXTER INTL INC (b)                            58,520.56      93,345.00
                    17,700    BIOGEN INC (b)                                257,440.31     733,311.00
                     7,800    BRISTOL MYERS SQUIBB CO                       365,018.97     200,460.00
                     1,250    CARDINAL HEALTH INC                            87,400.00      76,762.50
                       800    CIGNA CORP                                     45,024.00      77,936.00
                       180    EDWARDS LIFESCIENCES CORP (b)                   1,871.69       4,176.00
                     9,000    ELAN PLC (b,d)                                121,645.00      49,230.00
                       200    GENENTECH INC (b)                               8,360.00       6,700.00
                     1,350    GENZYME CORP (b)                               57,884.22      25,974.00
                     3,152    GLAXOSMITHKLINE PLC (d)                        76,078.70     135,977.28
                     2,200    GUIDANT CORP (b)                               77,270.29      66,506.00
                     3,825    HCA INC                                       155,433.63     181,687.50
                    30,050    HEALTHSOUTH CORP (b)                          181,158.70     384,339.50
                     3,900    HUMANA INC (b)                                 39,107.25      60,957.00
                     1,625    HUMAN GENOME SCIENCES INC (b)                  28,532.73      21,775.00
                       250    IDEC PHARMACEUTICALS CORP (b)                  15,417.50       8,862.50
                    33,000    JOHNSON & JOHNSON                             364,435.12   1,724,580.00
                     1,200    LABORATORY CORP AMER HLDGS                     49,710.00      54,780.00
                    19,000    LILLY ELI & CO                                794,112.40   1,071,600.00
                     2,375    MANOR CARE INC NEW (b)                         58,187.50      54,625.00
                     1,290    MEDIMMUNIE INC (b)                             29,796.96      34,056.00
                    35,550    MEDTRONIC INC                                 132,652.60   1,523,317.50
                    18,900    MERCK & CO INC                              1,297,082.63     957,096.00
                     2,350    MILLENNIUM PHARMACEUTICALS (b)                 47,633.80      28,552.50
                     1,600    MYLAN LABS INC                                 35,895.04      50,160.00
                     1,100    OXFORD HEALTH PLANS INC (b)                    29,783.16      51,106.00
                   101,900    PFIZER INC                                    339,142.33   3,566,500.00
                       300    QUEST DIAGNOSTICS INC (b)                      17,367.00      25,815.00
                    24,523    PHARMACIA CORP                                385,185.40     918,386.35
                     1,600    SCHERING PLOUGH CORP                           46,948.00      39,360.00
                       975    SEPRACOR INC (b)                               14,165.48       9,311.25
                    17,700    STRYKER CORP (b)                              136,621.88     947,127.00
                     2,525    TENET HEALTHCARE CORP (b)                     166,226.77     180,663.75
                     3,200    UNITEDHEALTH GROUP INC                        173,310.08     292,960.00
                     1,350    WATSON PHARMACEUTICALS INC (b)                 33,412.50      34,114.50
                     1,150    WELLPOINT HEALTH NETWORKS INC                  77,682.50      89,481.50
                    13,400    WYETH                                         748,074.93     686,080.00
                       985    ZIMMER HOLDINGS INC (b)                        29,448.31      35,125.10
                                                                        --------------- --------------
                                                                          7,400,144.74  16,406,312.48        14.03%


See accompanying notes to investment securities            14

                                           CLEARWATER GROWTH FUND

                                SCHEDULE OF INVESTMENTS AT JUNE 30, 2002

    FACE                                                                                                   PERCENT
   AMOUNT                                                                                    MARKET           OF
  OR SHARES                      SECURITY                                      COST         VALUE (a)     NET ASSETS
  ---------                      --------                                      ----         ---------     ----------

INDUSTRIALS
                     2,750    ALLIED WASTE INDUSTRIES INC (b)                16,321.25      26,400.00
                     1,950    AMR CORP DEL (b)                               49,023.00      32,877.00
                     2,700    BLOCK H & R INC                                43,697.48     124,605.00
                    19,000    BOEING CO                                     449,445.00     855,000.00
                     2,300    BURLINGTON NORTHN SANTA FE                     53,681.77      69,000.00
                       700    CAPSTONE TURBINE CORP (b)                       2,516.50       1,162.00
                       325    CATERPILLAR INC                                19,314.26      15,908.75
                     2,100    CNF INC                                        49,896.00      79,758.00
                       875    CONCORD EFS INC (b)                            25,322.50      26,372.50
                    12,250    COOPER INDUSTRIES LTD (b)                     398,089.56     481,425.00
                    13,175    CRANE CO                                      222,160.04     334,381.50
                     5,100    CSX CORP                                      107,399.88     178,755.00
                       900    CUMMINS INC                                    30,737.97      29,790.00
                     1,800    DELTA AIR LINES INC                            52,923.06      36,000.00
                     3,075    EMERSON ELEC CO                               179,786.95     164,543.25
                    17,500    FEDEX CORP                                    350,305.50     934,500.00
                     1,000    FLUOR CORP NEW                                 45,200.00      38,950.00
                       500    GENERAL DYNAMICS CORP                          42,189.94      53,175.00
                   111,200    GENERAL ELEC CO                             1,672,994.35   3,230,360.00
                       700    GENUINE PARTS CO                               23,783.48      24,409.00
                     1,900    HARRIS CORP DEL                                60,880.80      68,856.00
                     7,650    HONEYWELL INTL INC                            305,603.51     269,509.50
                       600    HUBBELL INC                                    17,550.00      20,490.00
                        50    KANSAS CITY SOUTHERN (b)                          211.67         850.00
                     1,200    L 3 COMMUNICATIONS HLDG CORP                   56,268.00      64,800.00
                     4,900    LOCKHEED MARTIN CORP                          128,715.45     340,550.00
                     3,000    3M CO                                         371,084.75     369,000.00
                       700    NAVISTAR INTL CORP INC (b)                     21,875.00      22,400.00
                     1,700    NORTHROP GRUMMAN CORP                         181,543.00     212,500.00
                     6,300    PITNEY BOWES INC                              205,880.08     250,236.00
                       100    PLUG PWR INC (b)                                  900.00         791.00
                     7,900    RAYTHEON CO                                   222,020.02     321,925.00
                       850    REPUBLIC SVCS INC (b)                           9,307.24      16,209.50
                     7,250    ROCKWELL AUTOMATION INC                       102,172.50     144,855.00
                     7,075    SOUTHWEST AIRLS CO                            113,365.00     114,332.00
                     3,750    STEELCASE INC                                  47,269.61      50,175.00
                     1,700    TOTAL SYS SVCS INC                             37,304.97      31,977.00
                    17,800    TYCO INTL LTD                                 171,592.00     240,478.00
                     3,625    UAL CORP (b)                                   54,778.10      41,470.00
                     1,050    UNION PAC CORP                                 43,934.84      66,444.00
                     2,900    UNITED TECHNOLOGIES CORP                      180,233.40     196,910.00
                       850    US AIRWAYS GROUP INC (b)                        5,395.97       3,145.00
                     8,650    WASTE MGMT INC DEL (b)                        135,675.25     225,332.50
                     2,700    YORK INTL CORP                                 57,118.23      91,233.00
                                                                        --------------- --------------
                                                                          6,365,467.88   9,901,840.50         8.47%

INFORMATION TECHNOLOGY
                     2,100    ADOBE SYS INC                                  60,812.52      59,850.00
                     1,000    ADVANCED FIBRE COMMUNICATIONS (b)              16,375.00      16,540.00
                     1,900    ADVANCED MICRO DEVICES INC (b)                 17,888.50      18,468.00
                     3,725    AGILENT TECHNOLOGIES INC (b)                  123,297.50      88,096.25
                    22,500    ANALOG DEVICES INC (b)                        201,805.46     668,250.00
                     4,400    APPLE COMPUTER (b)                             72,184.20      77,968.00
                    13,700    APPLIED MATERIALS INC                         327,098.59     260,574.00
                       950    APPLIED MICRO CIRCUITS CORP (b)                 6,895.96       4,493.50
                    24,500    ASML HOLDING NV (d)                           149,071.18     370,440.00
                     2,200    ATMEL CORP (b)                                 15,224.00      13,772.00
                     5,500    AVAYA INC (b)                                  31,955.00      27,225.00
                     7,200    BEA SYS INC (b)                                97,647.84      68,472.00
                     1,925    BROCADE COMMUNICATIONS SYS INC (b)             42,956.76      33,649.00
                     2,100    CHECKFREE CORP NEW (b)                         34,716.99      32,844.00
                     3,499    CIENA CORP (b)                                 28,456.68      14,659.63
                   124,550    CISCO SYS INC (b)                             192,734.20   1,737,472.50
                       900    CNET NETWORKS INC (b)                           4,762.98       1,791.00
                     5,800    COMPUTER ASSOC INTL INC                       132,621.63      92,162.00
                     4,025    COMVERSE TECHNOLOGY INC (b)                    50,267.82      37,271.50


See accompanying notes to investment securities            15

                                           CLEARWATER GROWTH FUND

                                SCHEDULE OF INVESTMENTS AT JUNE 30, 2002

    FACE                                                                                                   PERCENT
   AMOUNT                                                                                    MARKET           OF
  OR SHARES                      SECURITY                                      COST         VALUE (a)     NET ASSETS
  ---------                      --------                                      ----         ---------     ----------

INFORMATION TECHNOLOGY (Cont'd)
                    20,775    CORNING INC (b)                               144,147.34      73,751.25
                    18,300    DELL COMPUTER CORP (b)                        439,200.00     478,362.00
                    19,000    DENDRITE INTL INC (b)                          74,950.83     183,730.00
                     1,525    DOUBLECLICK INC (b)                            17,003.90      11,056.25
                    10,400    DUN AND BRADSTREET CORP DEL (b)               261,505.58     343,720.00
                     3,125    EARTHLINK INC (b)                              29,378.75      20,718.75
                     2,550    ELECTRONIC DATA SYS CORP NEW                  132,676.50      94,732.50
                    20,300    ELETRONICS FOR IMAGING INC (b)                328,594.07     322,973.00
                     3,700    EMULEX CORP (b)                                49,942.60      83,324.00
                     1,350    EXTREME NETWORKS INC (b)                       11,732.04      13,621.50
                     3,775    FINISAR CORP (b)                               25,699.07       8,946.75
                    30,250    FIRST DATA CORP                               154,409.78   1,125,300.00
                    19,350    FISERV INC (b)                                174,508.33     710,338.50
                     5,550    GATEWAY INC (b)                                33,300.00      24,642.00
                    35,477    HEWLETT PACKARD CO                            590,738.35     542,088.56
                       504    IMAGISTICS INTL INC (b)                         5,084.24      10,820.88
                     2,900    INGRAM MICRO INC (b)                           38,099.91      39,875.00
                   104,000    INTEL CORP                                    208,329.75   1,900,080.00
                    15,800    INTERNATIONAL BUSINESS MACHS                1,475,152.10   1,137,600.00
                       450    INTERNET SEC SYS INC (b)                        8,822.52       5,904.00
                     7,525    INTERWOVEN INC (b)                             37,900.42      22,951.25
                     1,500    INTUIT (b)                                     54,885.00      74,580.00
                     3,000    JABIL CIRCUIT INC (b)                          56,220.00      63,330.00
                     8,500    JUNIPER NETWORKS INC (b)                      107,513.10      48,025.00
                     1,100    KEMET CORP (b)                                 19,349.00      19,646.00
                     2,600    KLA TENCOR CORP (b)                            86,093.80     114,374.00
                    14,800    LEGATO SYSTEMS INC (b)                         58,221.42      53,280.00
                     1,800    LEXMARK INTL INC (b)                           76,345.56      97,920.00
                     1,100    MAXIM INTEGRATED PRODS INC (b)                 45,595.00      42,163.00
                     4,100    MENTOR GRAPHICS CORP (b)                       71,193.63      58,302.00
                     4,200    MICROCHIP TECHNOLOGY INC                       66,924.48     115,206.00
                       975    MICROMUSE INC (b)                               7,878.00       4,524.00
                     4,675    MICRON TECHNOLOGY INC (b)                     100,657.20      94,528.50
                    52,000    MICROSOFT CORP (b)                             83,073.61   2,844,400.00
                    11,800    MOTOROLA INC                                  197,473.00     170,156.00
                       406    MYKROLIS CORP (b)                               3,817.82       4,794.86
                     3,675    NETWORK APPLIANCE INC (b)                      60,234.72      45,717.00
                     3,800    NVIDIA CORP (b)                                77,663.07      65,284.00
                     5,375    OPENWAVE SYS INC (b)                           30,078.50      30,153.75
                    90,500    ORACLE CORP (b)                                47,403.09     857,035.00
                    27,397    PAYCHEX INC                                    77,089.49     857,252.13
                     2,150    PEREGRINE SYS INC (b)                          16,653.90         645.00
                     4,300    QUALCOMM INC (b)                              182,321.72     118,207.00
                     2,450    RATIONAL SOFTWARE CORP (b)                     33,212.20      20,114.50
                     1,000    REAL NETWORKS INC (b)                           5,062.50       4,070.00
                       600    RETEK INC (b)                                  15,409.02      14,580.00
                     3,250    RSA SEC INC (b)                                24,170.90      15,632.50
                    10,100    SCIENTIFIC ATLANTA INC                        188,294.30     166,145.00
                     3,925    SIEBEL SYS INC (b)                             95,521.50      55,813.50
                     1,300    STORAGE TECHNOLOGY CORP (b)                    16,853.20      20,761.00
                    26,900    SUN MICROSYSTEMS INC (b)                      241,024.00     134,769.00
                     7,500    SUNGARD DATA SYS INC (b)                      170,893.50     198,600.00
                     3,600    SYMANTEC CORP                                  70,951.32     118,260.00
                       800    SYNOPSYS INC (b)                               26,567.52      43,848.00
                     3,000    TECH DATA CORP (b)                             91,068.90     113,550.00
                     1,100    TEKTRONIX INC (b)                              20,166.96      20,581.00
                    22,800    TELLABS INC (b)                               228,255.00     141,360.00
                     1,525    TERADYNE INC (b)                               52,342.58      35,837.50
                       600    TERAYON COMMUNICATION SYS (b)                   2,418.78         798.00
                    14,075    TEXAS INSTRS INC                              456,763.38     333,577.50
                     8,700    VERITAS SOFTWARE CORP (b)                     204,841.50     172,173.00
                     2,600    WATERS CORP (b)                                60,997.30      69,420.00
                    22,450    XILINX INC (b)                                159,859.38     503,553.50
                     5,650    YAHOO INC (b)                                  71,985.22      83,394.00
                                                                        --------------- --------------
                                                                          9,611,292.96  18,824,895.81        16.10%


See accompanying notes to investment securities            16

                                           CLEARWATER GROWTH FUND

                                SCHEDULE OF INVESTMENTS AT JUNE 30, 2002

    FACE                                                                                                   PERCENT
   AMOUNT                                                                                    MARKET           OF
  OR SHARES                      SECURITY                                      COST         VALUE (a)     NET ASSETS
  ---------                      --------                                      ----         ---------     ----------

MATERIALS
                       500    AIR PRODS & CHEMS INC                          15,855.00      25,235.00
                     5,525    ALCOA INC                                     215,594.77     183,153.75
                     3,100    ARCH COAL INC                                  55,784.50      70,401.00
                       800    BALL CORP                                      12,499.00      33,184.00
                     4,000    CONSOL ENERGY INC                              89,652.00      85,000.00
                     9,675    DOW CHEM CO                                   285,543.36     332,626.50
                     8,100    DU PONT E I DE NEMOURS & CO                   317,771.47     359,640.00
                     1,200    ENGELHARD CORP                                 18,240.72      33,984.00
                    14,508    GEORGIA PAC CORP                              377,529.80     356,606.64
                    23,000    INTERNATIONAL FLAVOURS                        494,787.50     747,270.00
                     6,531    INTERNATIONAL PAPER CO                        230,601.17     284,620.98
                     8,750    LYONDELL CHEMICAL CO                          111,681.00     132,125.00
                     2,500    MASSEY ENERGY CORP                             42,717.50      31,750.00
                       300    MEADWESTVACO CORP                               8,170.50      10,068.00
                     8,400    NEWMONT MNG CORP                              116,529.00     221,172.00
                     2,350    PACTIV CORP (b)                                20,650.39      55,930.00
                     2,450    PPG INDS INC                                   99,172.82     151,655.00
                    18,900    SMURFIT STONE CONTAINER CORP (b)              210,959.91     291,438.00
                     7,000    UNITED STS STL CORP NEW                       108,896.90     139,230.00
                                                                        --------------- --------------
                                                                          2,832,637.31   3,545,089.87         3.03%

TELECOMMUNICATION SERVICES
                     3,925    ALLTEL CORP                                   211,305.50     184,475.00
                    40,300    AT & T CORP                                   704,914.86     431,210.00
                    13,600    BELLSOUTH CORP                                509,513.12     428,400.00
                     1,900    CENTURYTEL INC                                 47,551.49      56,050.00
                    17,050    CROWN CASTLE INTL CORP (b)                     96,844.00      67,006.50
                     7,775    NEXTEL PARTNERS INC (b)                        43,336.30      23,402.75
                    34,463    QWEST COMMUNICATIONS INTL INC (b)             248,088.81      96,496.40
                    46,202    SBC COMMUNICATIONS INC                      1,712,685.31   1,409,161.00
                     1,600    SPRINT CORP (b)                                10,146.79       7,152.00
                       325    TELEPHONE & DATA SYS INC                       28,385.01      19,678.75
                    13,325    TIME WARNER TELECOM INC (b)                    72,618.59      22,386.00
                     5,775    TRITON PCS HLDGS INC (b)                       51,590.39      22,522.50
                    22,052    VERIZON COMMUNICATIONS                      1,191,015.57     885,387.80
                    34,800    VODAFONE GROUP PLC NEW (d)                    351,196.03     475,020.00
                                                                        --------------- --------------
                                                                          5,279,191.77   4,128,348.70         3.53%
UTILITIES
                     2,000    AMERICAN ELEC PWR INC                          84,181.20      80,040.00
                     1,350    AQUILA INC DEL NEW                             23,659.16      10,800.00
                     5,500    BLACK HILLS CORP                              176,326.70     190,355.00
                     8,350    CALPINE CORP (b)                              100,169.95      58,700.50
                     5,300    CMS ENERGY CORP                               112,274.14      58,194.00
                       100    CONECTIV INC                                    1,712.25       2,581.00
                       100    CONSOLIDATED EDISON INC                         3,225.69       4,175.00
                       400    CONSTELLATION ENERGY GROUP INC                 10,624.00      11,736.00
                     4,600    DOMINION RES INC VA NEW                       269,243.98     304,520.00
                     4,200    DTE ENERGY CO                                 153,457.50     187,488.00
                     3,075    DUKE ENERGY CO                                117,190.82      95,632.50
                     3,400    DYNEGY INC NEW                                101,762.00      24,480.00
                     5,183    EL PASO CORP                                  131,082.00     106,821.63
                     9,400    ENTERGY CORP                                  184,382.88     398,936.00
                     1,061    FIRSTENERGY CORP                               37,495.74      35,416.18
                       800    GREAT PLAINS ENERGY INC                        19,079.28      16,280.00
                     1,800    KEYSPAN CORP                                   41,676.84      67,770.00
                     7,050    MIRANT CORP (b)                                91,742.43      51,465.00
                     6,900    NISOURCE INC                                  111,901.44     150,627.00
                     1,200    PG&E CORP (b)                                  22,350.00      21,468.00
                     5,200    POTOMAC ELEC PWR CO                           114,224.76     111,696.00
                     2,150    PROGRESS ENERGY INC                            65,685.30     111,821.50
                     7,350    PUGET ENERGY INC                              149,926.32     151,777.50
                     2,900    QUESTAR CORP                                   66,188.15      71,630.00
                     1,175    RELIANT ENERGY INC                             35,350.91      19,857.50
                     8,600    SOUTHERN CO                                   176,009.71     235,640.00
                       100    TXU CORP                                        3,360.44       5,155.00
                     8,750    WESTSTAR ENERGY INC (b)                       149,467.54     134,312.50
                    26,700    WISCONSIN ENERGY CORP                         514,826.73     674,709.00
                     4,800    XCEL ENERGY INC                               121,360.20      80,496.00
                                                                        --------------- --------------
                                                                          3,189,938.06   3,474,580.81         2.97%


See accompanying notes to investment securities            17

                                           CLEARWATER GROWTH FUND

                                SCHEDULE OF INVESTMENTS AT JUNE 30, 2002

    FACE                                                                                                   PERCENT
   AMOUNT                                                                                    MARKET           OF
  OR SHARES                      SECURITY                                      COST         VALUE (a)     NET ASSETS
  ---------                      --------                                      ----         ---------     ----------

CASH AND CASH EQUIVALENTS

              1,169,296.37    SSGA FDS                                    1,169,296.37   1,169,296.37         1.00%
                                                                        --------------- --------------

Grand Total (c)             #                                            73,573,084.68  116,957,909.16      100.01%
                                                                        =============== ============== =============


Notes to Investments in Securities

                    (a)Securities  are  valued  in  accordance  with  procedures described in note 2 to the financial statements.

                    (b)Currently non-income producing assets.

                    (c)AtJune 30, 2002, the cost for Federal income tax purposes was $73,573,085. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

                         Gross unrealized appreciation            49,249,030.00
                         Gross unrealized depreciation            (5,864,205.52)
                                                                 ---------------
                         Net unrealized appreciation              43,384,824.48
                                                                 ===============

                    (d)Foreign security values are stated in U.S. dollars. As of
                         June  30,  2002,   the  value  of  foreign   securities
                         represented 1.59% of net assets.



See accompanying notes to investment securities            18

                                        CLEARWATER SMALL CAP FUND

                                SCHEDULE OF INVESTMENTS AT JUNE 30, 2002

    FACE                                                                                                                   PERCENT
   AMOUNT                                                                                                   MARKET           OF
  OR SHARES                      SECURITY                                                     COST         VALUE (a)     NET ASSETS
  ---------                      --------                                                     ----         ---------     ----------
COMMON STOCKS

CONSUMER DISCRETIONARY
                         50,700    4 KIDS ENTERTAINMENT INC (b)                       1,006,286.40     1,049,490.00
                         11,480    ACT TELECONFERENCING INC (b)                          81,508.00        33,292.00
                         84,750    DICKIE WALKER MARINE INC (b)                         423,750.00       470,362.50
                         77,600    FACTORY 2 U INC (b)                                  947,067.89     1,074,760.00
                        141,150    GADZOOKS INC (b)                                   2,038,457.67     1,777,078.50
                         85,790    GOODYS FAMILY CLOTHING INC (b)                       364,595.70       989,158.70
                        133,450    HELEN TROY LTD (b)                                 1,341,521.89     1,553,358.00
                         36,800    LONE STAR STEAKHOUSE AND SALOON                      713,277.61       868,112.00
                         42,650    MADDEN STEVEN LTD (b)                                492,217.08       845,706.85
                         80,820    NOBLE INTL LTD                                       862,386.33       861,541.20
                         79,500    QUAKER FABRIC CORP NEW (b)                           609,094.74     1,232,170.50
                         51,550    RACING CHAMPIONS ERTL CORP (b)                       409,702.01       914,497.00
                         87,050    SKECHERS U S A INC (b)                             1,406,918.12     1,881,150.50
                         73,950    SUPERIOR UNIFORM GROUP INC                           592,769.12       763,164.00
                         78,950    WILSONS LEATHER EXPERTS INC (b)                    1,019,967.43     1,105,300.00
                                                                                    --------------- ----------------
                                                                                     12,309,519.99    15,419,141.75          17.01%
CONSUMER STAPLES
                         64,650    CHIQUITA BRANDS INTL INC (b)                       1,121,449.79     1,157,881.50
                         40,850    FRESH DEL MONTE PRODUCE                              511,729.28     1,021,250.00
                         69,150    PILGRIMS PRIDE CORP                                  945,241.97       968,100.00
                                                                                    --------------- ----------------
                                                                                      2,578,421.04     3,147,231.50           3.47%
ENERGY
                         36,100    MAVERICK TUBE CORP (b)                               441,170.12       541,500.00
                         38,950    ST MARY LD AND EXPL CO                               932,884.86       932,034.55
                         43,500    SUPERIOR ENERGY SVCS INC (b)                         460,349.26       441,525.00
                                                                                    --------------- ----------------
                                                                                      1,834,404.24     1,915,059.55           2.11%
FINANCIALS
                         67,150    AMERICA FIRST MTG INVTS INC                          470,050.00       661,427.50
                         32,400    ANNALY MTG MGMT INC                                  412,452.00       628,560.00
                         44,700    ANWORTH MTG ASSET CORP  1                            395,595.00       625,353.00
                         22,900    ERIE INDTY CO                                        652,024.46       927,679.00
                         82,650    IPC HOLDINGS LTD BERMUDA (b)                       1,888,829.64     2,524,131.00
                         28,808    MACATAWA BK CORP                                     443,200.00       626,314.72
                         58,000    ONE LIBRTY PROPERTIES INC                            884,500.00       864,200.00
                         35,510    PACIFIC CREST CAP INC                                284,766.87     1,007,596.25
                        160,625    PENN AMERICA GROUP INC                               872,804.43     1,691,381.25
                         52,150    PXRE GROUP LIMITED BERMUDA                         1,026,358.39     1,209,880.00
                         33,850    REDWOOD TR INC.                                      914,288.50     1,066,275.00
                         41,050    REINSURANCE GROUP AMER INC                         1,104,507.12     1,265,161.00
                         88,600    SELECTIVE INS GROUP INC                            1,736,642.04     2,510,038.00
                         41,350    SOUTHWEST BANCORP INC OKLA                           702,664.67     1,126,001.85
                         59,200    UMPQUA HLDGS CORP                                    775,715.00     1,094,016.00
                         25,500    W HLDG CO INC                                        372,402.40       617,100.00
                                                                                    --------------- ----------------
                                                                                     12,936,800.52    18,445,114.57          20.35%

See accompanying notes to investments in securities       19

                                        CLEARWATER SMALL CAP FUND

                                SCHEDULE OF INVESTMENTS AT JUNE 30, 2002

    FACE                                                                                                                   PERCENT
   AMOUNT                                                                                                   MARKET           OF
  OR SHARES                      SECURITY                                                     COST         VALUE (a)     NET ASSETS
  ---------                      --------                                                     ----         ---------     ----------

HEALTHCARE
                         68,800    ALPHARMA  INC                                      1,223,791.24     1,168,224.00
                         68,650    AMARIN CORP PLC (b)                                1,177,993.86       562,930.00
                         15,450    ARTHROCARE CORP (b)                                  166,620.53       198,687.00
                        171,100    BIOSOURCE INTL INC (b)                             1,136,627.54     1,009,490.00
                        229,400    CARDIA SCIENCE INC (b)                               651,380.09       851,074.00
                         88,750    CURATIVE HEALTH SERVICES INC (b)                   1,199,680.56     1,489,225.00
                        115,680    ENCORE MED CORP (b)                                  402,842.33       375,960.00
                         52,150    HOLOGIC INC (b)                                      469,958.38       754,610.50
                         97,550    INTERPORE INTL (b)                                   507,680.66       943,308.50
                         27,800    MOLECULAR DEVICES CORP (b)                           465,363.15       494,840.00
                        105,950    NORTH AMERN SCIENTIFIC INC (b)                       859,241.54     1,082,809.00
                        199,200    ORTHOLOGIC CORP (b)                                  567,929.42     1,101,576.00
                         46,250    VITAL SIGNS INC                                    1,416,993.99     1,671,937.50
                                                                                    --------------- ----------------
                                                                                     10,246,103.29    11,704,671.50          12.91%

INDUSTRIALS
                         77,900    COVENANT TRANS INC (b)                             1,074,267.69     1,655,375.00
                         86,750    EGL INC (b)                                        1,023,488.90     1,471,280.00
                         58,850    FRONTIER AIRLS INC NEW (b)                           754,338.17       478,450.50
                         34,800    GENCORP INC                                          522,314.90       497,640.00
                         39,550    GRANITE CONSTR INC                                   969,008.15     1,000,615.00
                         34,550    HARRIS CORP DEL                                      853,597.82     1,252,092.00
                         69,050    HEADWATERS INC (b)                                   933,358.57     1,087,537.50
                         22,650    KNIGHTSBRIDGE TANKERS LTD                            366,984.72       325,910.85
                         89,800    MASTEC INC (b)                                       521,447.24       660,928.00
                         48,500    MOORE CORP LTD (b)                                   460,750.00       556,780.00
                         36,900    P A M TRANSN SVCS INC (b)                            834,671.76       886,338.00
                         16,300    STANDARD REGISTER                                    450,191.41       557,297.00
                         26,150    TEEKAY SHIPPING CORP                                 678,455.80       965,196.50
                         92,600    TSAKOS ENERGY NAVIGATION LTD (b)                   1,398,332.01     1,296,400.00
                                                                                    --------------- ----------------
                                                                                     10,841,207.14    12,691,840.35          14.00%
INFORMATION TECHNOLOGY
                        145,260    3COM CORP (b)                                        843,416.59       639,144.00
                         63,300    ALLIANCE SEMICONDUCTOR CORP (b)                      726,452.22       449,430.00
                         83,690    ANADIGICS INC (b)                                  1,097,726.80       689,605.60
                         87,400    APPLIED FILMS CORP (b)                             1,213,340.11       975,384.00
                        156,050    ARRIS GROUP INC (b)                                  988,101.48       699,104.00
                         48,050    ASM INTERNATIONAL N V (b)                            677,249.53       829,343.00
                        219,900    BROOKTROUT INC (b)                                 1,336,468.82     1,253,430.00
                        168,569    CAMTEK LTD (b)                                       556,189.34       168,569.00
                        293,200    CAPTARIS INC (b)                                     984,424.75       864,940.00
                        207,900    CELERITEK INC (b)                                  2,727,164.64     1,372,140.00
                         85,250    DSP GROUP INC (b)                                  1,659,606.19     1,670,900.00
                         30,250    EMS TECHNOLOGIES INC (b)                             461,357.40       625,872.50
                         71,800    ENTEGRIS INC (b)                                     669,593.45     1,048,280.00
                         20,150    JDA SOFTWARE GROUP INC (b)                           282,003.34       569,439.00
                         32,050    MERIX CORP (b)                                       418,562.71       274,989.00
                        109,300    OVERLAND DATA INC (b)                              1,110,916.05     1,801,264.00
                         63,000    PC TEL INC (b)                                       534,218.73       426,447.00
                          4,550    RADISYS CORP (b)                                      56,192.50        52,916.50
                        191,100    REMEC INC (b)                                      1,894,451.84     1,072,071.00
                         73,700    TAKE TWO INTERACTIVE SOFTWARE (b)                  1,564,628.53     1,517,483.00
                         69,700    TRIKON TECHNOLOGIES INC (b)                          804,097.16       626,603.00
                                                                                    --------------- ----------------
                                                                                     20,606,162.18    17,627,354.60          19.45%

See accompanying notes to investments in securities       20

                                        CLEARWATER SMALL CAP FUND

                                SCHEDULE OF INVESTMENTS AT JUNE 30, 2002

    FACE                                                                                                                   PERCENT
   AMOUNT                                                                                                   MARKET           OF
  OR SHARES                      SECURITY                                                     COST         VALUE (a)     NET ASSETS
  ---------                      --------                                                     ----         ---------     ----------

MATERIALS
                         32,350    COMMERCIAL METALS CO                                 896,496.59     1,518,509.00
                         47,400    SPARTECH CORP                                        667,659.91     1,290,702.00
                         26,000    TEXAS INDS INC                                       813,202.65       818,740.00
                                                                                    --------------- ----------------
                                                                                      2,377,359.15     3,627,951.00           4.00%
UTILITIES
                         39,700    CONNECTICUT WTR SVC INC                              722,678.65     1,210,056.00
                                                                                    --------------- ----------------
                                                                                        722,678.65     1,210,056.00           1.34%

RIGHTS/WARRANTS

HEALTHCARE
                         18,541    DEL GLOBAL TECHNOLOGIES CORP (b)                       4,635.25        27,811.50
                                                                                    --------------- ----------------
                                                                                          4,635.25        27,811.50           0.03%

CORPORATE BONDS

HEALTHCARE
                      37,082.67    DEL GLOBAL TECHNOLOGIES CORP (b)                      23,512.84        23,362.08
                                                                                    --------------- ----------------
                                                                                         23,512.84        23,362.08           0.03%

CASH EQUIVALENTS

                   4,935,763.88    SSGA MONEY MARKET FUND                             4,935,763.88     4,935,763.88           5.45%
                                                                                    --------------- ---------------- ---------------

Grand Total (c)                                                                      79,416,568.17    90,775,358.28         100.16%
                                                                                    ================================ ===============


Notes to Investments in Securities

                    (a)Securities  are  valued  in  accordance  with  procedures described in note 2 to the financial statements.

                    (b)Currently non-income producing assets.

                    (c)AtJune  30,  2002,   the  cost  for  Federal  income  tax
                         purposes was $79,416,568. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                         Gross unrealized appreciation         17,640,755.28
                         Gross unrealized depreciation         (6,281,965.17)
                                                              ---------------
                                                              ---------------
                           Net unrealized appreciation         11,358,790.11
                                                              ===============
                                                              ===============


See accompanying notes to investments in securities       21

                                 CLEARWATER TAX EXEMPT BOND FUND

                            SCHEDULE OF INVESTMENTS AT JUNE 30, 2002

    FACE                                                                                                                PERCENT
   AMOUNT                                                    MATURITY     COUPON                        MARKET            OF
  OR SHARES                      SECURITY                      DATE        RATE           COST         VALUE (a)       NET ASSETS
  ---------                      --------                      ----        ----           ----         ---------       ----------

CLOSED-END FUNDS
   62,000       BLACKROCK INSD MUN                                         5.101        872,603.75    1,010,600.00
                                                                                     ------------------------------
                                                                                        872,603.75    1,010,600.00          1.18%

MUNICIPAL BONDS
   355,000      ABILENE TX HEALTH FACS DEVELOPMENT          11/15/2002     4.800        354,085.85      355,376.30
   220,000      AKRON OH CTFS PARTN                         12/1/2016      6.900        199,643.30      244,191.20
   910,000      ALABAMA HSG FIN AUTH SNGL FAM               10/1/2025      6.650        920,513.19      948,001.60
   995,000      ALASKA ST HSG FIN CORP   (c)                12/1/2017      6.241        386,354.53      410,974.80
   900,000      ARLINGTON CNTY VA INDL DEV                   7/1/2018      5.350        823,874.81      902,844.00
   750,000      ARMSTRONG CNTY PA HOSP AUTH                  6/1/2013      6.250        778,140.02      767,617.50
  1,000,000     AUSTIN TX CONVENTION ENTERPRISE              1/1/2016      6.380        995,703.50      995,250.00
  1,000,000     BADGER TOB ASSET SECURITIZATION              6/1/2027      6.130        971,700.11      988,610.00
   250,000      BENTON HARBOR MI CHARTER                     5/1/2009     10.000        250,000.00      250,850.00
   830,000      BEXAR CNTY TX HSG FIN CORP  MF               4/1/2030      9.000        829,325.00      819,791.00
   695,000      BEXAR CNTY TX HSG FIN CORP MF                8/1/2030      8.130        668,155.02      702,290.55
  1,260,000     BEXAR CNTY TX HSG FIN CORP MF                6/1/2031     10.500      1,260,000.00    1,262,217.60
   570,000      BEXAR CNTY TX HSG FIN CORP MF               9/15/2021      8.750        570,000.00      564,129.00
  1,200,000     BEXAR CNTY TX HSG FIN CORP MF               12/1/2036      9.250      1,169,555.54    1,176,696.00
   200,000      CALCASIEU PARISH LA PUB TR AUT              11/1/2012      6.880        202,613.75      205,206.00
   385,000      CALIFORNIA HLTH FACS FING REV                9/1/2019      7.250        391,442.50      386,925.00
   600,000      CAPITAL PROJS FIN AUTH FL                   10/1/2003      8.750        600,000.00      598,770.00
   325,000      CAPITAL REGION CMNTY DEV DIST                5/1/2006      5.950        324,433.70      325,243.75
   500,000      CAPITAL TR AGY FL REV                       10/1/2007      8.500        500,000.00      501,020.00
  1,000,000     CARVER CNTY MN HSG & REDEV                   8/1/2027      5.880        943,128.10    1,007,420.00
   450,000      CHESTERFIELD CNTY VA INDL DEV                7/1/2019      5.200        402,230.92      455,521.50
   350,000      CHESTERFIELF MO REV                         4/15/2016      4.500        347,831.15      352,954.00
  1,000,000     CHICAGO IL TAX INCREMENT                    12/1/2008      6.500        968,175.22    1,042,750.00
   500,000      CLARK CNTY NV POLLUTN CTL REV                6/1/2019      6.600        523,778.60      511,855.00
   80,000       COLLINSVILLE IL INDL DEV REV                11/1/2004      6.000         79,487.55       79,598.40
   500,000      COLORADO HEALTH FACS AUTH REV               12/1/2010      6.250        500,000.00      544,745.00
   750,000      CONVERSE CNTY WY HOSP REV                   12/1/2015      7.900        750,000.00      787,770.00
   120,000      CONYERS GA HSG AUTH REV                     10/1/2039      5.950        118,449.00      126,260.40
   295,000      COW CREEK BANK UMPQUA TRIBE                  7/1/2012      5.100        277,905.98      303,330.80
  1,070,000     CROW FIN AUTH MINN TRIBAL PUR               10/1/2017      5.650        999,570.60    1,092,159.70
   270,000      DAKOTA CNTY MN HSG & REDEV                  2/20/2032      6.880        281,491.16      291,300.30
   100,000      DALLAS TX HSG CORP CAP PROGRAM              12/1/2009      7.880        100,118.24      100,561.00
   70,000       DALLAS TX HSG CORP CAP PROGRAM              12/1/2009      7.750         70,933.08       70,357.00
   505,000      DALLAS TX HSG FIN CORP                      10/20/2032     6.750        522,702.66      552,934.60
   700,000      DARLINGTON CNTY SC POLLUNTN CTL             11/1/2010      6.600        732,197.02      729,743.00
   405,000      DE KALB CNTY GA MLT FAM HSG                  5/1/2005      6.400        404,408.48      405,927.45
   100,000      DE KALB CNTY GA MLT FAM HSG                  1/1/2011      6.380        100,618.67      103,438.00
   300,000      DE KALB CNTY GA MLT FAM HSG                  1/1/2016      6.380        312,164.92      304,647.00
   415,000      DENHAM SPRINGS LIVINGSTON HSG  (c)          7/10/2014      7.477        176,673.84      170,399.00
   940,000      DISTRICT COLUMBIA TOB SETTLEME              5/15/2024      6.250        995,647.45      933,824.20
  50,305.13     DREW CNTY AR PUB FACS BRD                    8/1/2011      7.750         50,899.29       51,313.24
   930,000      EAGLE MOUNTAIN UT SPL ASSMT                  2/1/2007      8.000        930,000.00      934,705.80
   500,000      EL PASO TX HEALTH FACS DEV                  8/15/2012      7.000        500,000.00      502,460.00
   160,000      ELKHART IN HSG FIN CORP MTG                 11/1/2010      6.000        158,744.14      163,696.00
   500,000      ESTERVILLE IA HOSP REV                       7/1/2020      6.300        516,995.57      525,515.00
   415,000      GAINESVILLE & HALL CNTY GA                  11/15/2010     6.400        399,404.83      417,875.95
   345,000      GAINESVILLE & HALL CNTY GA                  11/15/2011     6.500        330,990.82      347,304.60
   380,000      GAINESVILLE & HALL CNTY GA                  11/15/2015     6.750        356,152.17      372,761.00
   100,000      GEORGETOWN KY WTR & SWR REV                  5/1/2004      5.900        101,000.00      102,277.00
   500,000      GLENDALE CA HOSP REV                         1/1/2009      7.750        536,655.79      501,925.00
   100,000      GROVE CITY PA AREA HOSP AUTH                 7/1/2012      5.250         89,904.84       94,525.00
   160,000      HARRIS CNTY TX                              8/15/2017      6.630        161,020.84      160,657.60
   150,000      HARRIS CNTY TX HSG FIN CORP                  7/1/2029      6.600        139,010.02       90,000.00
   300,000      HILLSBOROUGH CNTY FL HOSP AUTH              10/1/2013      6.380        309,071.86      309,090.00
  1,000,000     HOPKINS CNTY KY HOSP REV                    11/15/2011     6.630      1,025,512.60    1,023,980.00

See accompanying notes to investments in securities      22

                                 CLEARWATER TAX EXEMPT BOND FUND

                            SCHEDULE OF INVESTMENTS AT JUNE 30, 2002

    FACE                                                                                                                PERCENT
   AMOUNT                                                    MATURITY     COUPON                        MARKET            OF
  OR SHARES                      SECURITY                      DATE        RATE           COST         VALUE (a)       NET ASSETS
  ---------                      --------                      ----        ----           ----         ---------       ----------

MUNICIPAL BONDS (Cont'd)

   295,000      HOUMA TERREBONNE PUB TR FING  (c)           7/10/2014      7.591        120,394.05      121,935.30
  1,500,000     HOUSTON TX WTR & SWR SYS REV                12/1/2010      6.380      1,542,939.98    1,539,300.00
   160,000      ILLINOIS DEV FIN AUTH REV                    7/1/2012      5.500        144,266.37      158,363.20
   100,000      ILLINOIS DEV FIN AUTH                       10/1/2009      6.650        101,271.53      102,360.00
   500,000      ILLINOIS HLTH FACS AUTH REV                 8/15/2007      5.700        531,181.42      530,890.00
   500,000      ILLINOIS HSG DEV AUTH ELDERLY                1/1/2007      6.630        516,151.32      515,335.00
   220,000      ILLINOIS HSG DEV AUTH ELDERLY                3/1/2020      6.850        222,971.94      225,706.80
   325,000      ILLINOIS HEALTH FACS AUTH REV                1/1/2012      6.500        335,259.18      335,302.50
   620,000      INDIANA HLTH FAC FING AUTH REV              8/15/2009      4.750        558,521.26      611,933.80
   150,000      INDIANA HLTH FAC FING AUTH REV              8/15/2018      5.000        124,173.96      136,195.50
   340,000      INDIANA HLTH FAC HOSP REV                   10/1/2005      7.250        347,110.18      348,438.80
   365,000      INDIANA HLTH FAC HOSP REV                   10/1/2006      7.250        372,632.99      373,862.20
   750,000      INDIANA HLTH FAC HOSP REV                    8/1/2008      6.000        776,152.91      785,602.50
   175,000      INDIANA ST DEV FIN AUTH REV                  6/1/2022      6.000        170,623.66      184,136.75
   250,000      INDIANA HLTH FAC HOSP REV                   2/15/2005      4.500        251,426.38      254,990.00
   205,000      INDIANAPOLIS IN ECON DEV REV                10/1/2010      7.250        209,222.96      209,606.35
   125,000      JACKSONVILLE FL HLTH INDL DEV               12/1/2023      6.250        113,043.24      123,611.25
  1,250,000     JEFFERSON CNTY MO JR COLLEGE                 7/1/2020      7.000      1,212,564.96    1,260,262.50
   185,000      KING CNTY WASH HSG AUTH HSG                  7/1/2013      5.050        170,844.60      181,028.05
  1,250,000     KITSAP CNTY WA CONS HSG AUTH                 7/1/2003      6.250      1,243,979.21    1,248,725.00
   300,000      LEWIS CNTY WA PUB HOSP DIST                 12/1/2011      6.000        303,469.05      318,666.00
   250,000      LEWISVILLE TX COMBINATION CONT               5/1/2031      4.130        250,000.00      258,177.50
   800,000      LONG BEACH MISS URBAN RENEWAL                3/1/2026      8.000        800,000.00      808,968.00
   570,000      LOUISANA LOC GOVT ENVIR FACS                6/20/2028      8.000        570,000.00      569,914.50
  1,350,000     LOUSIANA PUB FACS AUTH REV                  10/1/2011      6.250      1,157,993.24    1,174,189.50
   200,000      LUBBOCK TX HLTH FACS DEV CORP               1/20/2010      5.000        200,000.00      207,446.00
   310,000      LUBBOCK TX HLTH FACS DEV CORP               3/20/2012      5.000        310,000.00      316,320.90
   120,000      LUBBOCK TX HSG FIN CORP                      1/1/2022      7.750        121,232.43      123,660.00
   200,000      LUCAS CNTY OH HEALTH CARE FAC               8/15/2015      6.380        197,795.73      210,872.00
   550,000      LUCAS CNTY OH HEALTH CARE FAC                3/1/2027      4.100        550,000.00      561,126.50
   500,000      MARICOPA CNTY AZ INDL DEV                    7/1/2012      6.500        500,000.00      514,625.00
  1,080,000     MARICOPA CNTY AZ INDL DEV                   11/1/2010      9.000      1,080,000.00    1,102,561.20
   150,000      MASHANTUCKET WESTERN PEQUOT   (c)            9/1/2009      6.302         96,123.63      103,132.50
   150,000      MASON CNTY WV REV   (c)                     7/10/2014      7.576         61,319.00       62,374.50
   600,000      MASSACHUSETTS ST DEV FIN AGY                12/1/2015      7.880        600,000.00      627,126.00
   400,000      MASSACHUSETTS ST INDL FIN AGY               12/1/2006      4.950        388,593.37      359,932.00
   900,000      MATAGORDA CNTY TX NAV DIST 1                10/15/2015     5.800        911,015.30      909,684.00
   110,000      MAUMELLE AR HSG DEV CORP FIRST               7/1/2009      7.880        112,207.13      112,294.60
   600,000      MEDITERRA NO CMNTY DEV DIST FL               5/1/2008      6.000        299,241.67      298,443.00
   855,000      MET GOVT NASHVILLE DAVIDSON TN              6/20/2036     10.000        855,000.00      858,334.50
   430,000      MET GOVT NASHVILLE DAVIDSON TN              6/20/2036      9.000        430,000.00      431,763.00
   750,000      MISSOURI ST DEV FIN BRD FACS                 4/1/2015      6.000        750,000.00      781,372.50
   780,000      MONROE MCKEEN PLAZA HSG DEV LA               2/1/2012      6.800        787,943.81      801,153.60
  1,000,000     MUNIMAE TR NY                               11/1/2039      6.150      1,000,000.00    1,005,250.00
   135,000      MURRAY CALLOWAY CNTY KY PUB                  7/1/2004      6.150        138,828.54      137,752.65
   100,000      MUSKOGEE CNTY OK HOME FIN AUTH  (c)          6/1/2011      7.412         52,088.67       52,237.00
   380,000      NEW HAMPSHIRE ST HSG FIN AUTH (c)            1/1/2014      8.540        139,292.85      152,547.20
   245,000      NEW HAMPSHIRE HIGH EDL & HLTH               10/1/2008      6.250        257,601.79      255,522.75
   500,000      NEW HAMPSHIRE ST INDL DEV AUTH              12/1/2009      5.500        501,101.02      521,150.00
   750,000      NEW JERSEY ECONOMIC DEV AUTH                11/15/2006     5.500        731,472.82      730,740.00
   295,000      NEW MEXICO MTG FIN AUTH                      1/1/2026      6.950        312,752.66      320,260.85
  1,000,000     NEW YORK CITY MUN WTR FIN AUTH              6/15/2017      6.000      1,024,362.47    1,020,110.00
   320,000      NEW YORK ST DORM AUTH REVS                  5/15/2017      6.000        325,090.94      324,896.00
   250,000      NEW YORK ST ENVIRONMENTAL FACS              9/15/2011      7.100        253,283.54      252,985.00
   500,000      NEWPORT KY PUB PPTYS CORP REV                1/1/2027      8.500        500,000.00      485,595.00
   250,000      NORFOLK VA INDL DEV AUTH REV                11/1/2013      6.500        272,897.58      274,685.00
   110,000      NORTH CHARLESTON S C MUN GOLF                5/1/2009      5.000        103,542.09      114,390.10
   235,000      NORTHERN TOB SECURITIZATION                  6/1/2021      5.380        235,000.00      218,881.35

See accompanying notes to investments in securities      23

                                 CLEARWATER TAX EXEMPT BOND FUND

                            SCHEDULE OF INVESTMENTS AT JUNE 30, 2002

MUNICIPAL BONDS (Cont'd)

   220,000      OHIO CNTY W VA RESIDUAL REV   (c)           7/10/2014      7.543         93,963.50       91,060.20
   750,000      OHIO ST AIR QUALITY DEV AUTH                12/1/2020      6.380        777,088.56      778,020.00
   500,000      OKLAHOMA CITY OK ARPT TRUST                  7/1/2008      7.700        510,264.39      512,500.00
   300,000      ORLEANS LA LEVEE DIST                       11/1/2014      5.950        323,131.13      334,302.00
   330,000      ORLEANS PARISH LA SCH BRD   (c)              2/1/2015      5.650        163,403.30      178,724.70
   100,000      OSCELOA CNTY FL TRANSN REV                   4/1/2017      6.100        102,290.37      102,339.00
   500,000      ORLANDO FL URBAN CMNTY DEV                   5/1/2010      6.400        496,932.59      498,275.00
   110,000      OTTUMWA IA HOSP FAC REV                     10/1/2010      6.000        104,006.48      110,577.50
   650,000      PANHANDLE TX REGL HSG FIN                    3/1/2020      6.630        631,872.99      671,905.00
   245,000      PANHANDLE TX REGL HSG FIN CORP               3/1/2031      8.130        245,000.00      244,010.20
   355,000      PARKLANDS WEST CMNTY DEV DIST                5/1/2006      6.000        353,768.50      353,107.85
   200,000      PATERSON NJ HSG FIN CORP                     2/1/2024      7.250        211,922.66      220,980.00
   180,000      PENNSYLVANIA ECONOMIC DEV FING               6/1/2009      5.250        169,187.51      166,374.00
   190,000      PENNSYLVANIA ECONOMIC DEV FING               6/1/2010      5.300        176,447.55      172,704.30
   200,000      PENNSYLVANIA ECONOMIC DEV FING               6/1/2011      5.350        183,411.72      179,178.00
   125,000      PENNSYLVANIA ST HIGHER EDL FAC              11/15/2016     5.880        122,323.22      133,171.25
  1,000,000     PHILADELPHIA PA AUTH INDL DEV               11/15/2028     5.250        974,150.90      985,360.00
   385,000      PHILIDELPHIA PA AUTH FOR INDL               5/15/2003      5.130        381,254.63      387,410.10
   660,000      PHOENIX AZ INDL DEV AUTH MTG                 1/1/2016      6.250        598,562.04      666,065.40
  1,000,000     PIMA CNTY AZ INDL DEV AUTH ED                2/1/2015      7.250      1,000,000.00      984,940.00
   185,000      PLYMOUTH MN MULTIFAMILY HSG                 6/20/2031      8.050        199,955.39      204,084.60
   250,000      PUTNAM CNTY W VA POLLUTN CTL                 7/1/2019      6.600        257,407.94      255,300.00
   250,000      RHODE ISLAND ST HLTH & ED BLDG               9/1/2013      6.550        262,424.29      257,077.50
   265,000      RHODE ISLAND ST HLTH & EDL REV               7/1/2003      4.700        262,269.84      264,856.90
   500,000      RIO GRANDE VY HLTH FACS DEV TX               8/1/2012      6.400        522,838.45      512,060.00
   465,000      ROGERS AL SALES & USE TAX REV               11/1/2011      5.350        476,629.25      475,690.35
   150,000      ROSELLE ILL MULTI FAM HSG REV                1/1/2025      7.000        155,132.13      157,948.50
   250,000      ST JOSEPH CNTY IND HOSP AUTH                2/15/2012      5.450        228,333.50      246,745.00
   800,000      ST LOUIS CNTY MO HSG AUTH                   11/1/2014      8.500        800,000.00      766,384.00
   250,000      ST PAUL MN HSG & REDEV AUTH                 12/1/2002      9.000        250,000.00      253,220.00
   80,000       SHELBY CNTY TN HLTH EDL & HSG                1/1/2026      6.600         80,137.54       79,245.60
   445,000      SHELBY CNTY TN HLTH EDL & HSG               3/20/2027      7.750        482,292.00      495,485.25
   625,000      SHELBY CNTY TN HLTH EDL & HSG                1/1/2029      5.550        559,063.12      312,500.00
   130,000      SHELBY CNTY TN HLTH EDL & HSG                1/1/2029      6.000        115,991.10        2,600.00
   150,000      SHELBY CNTY TN HLTH EDL & HSG                1/1/2019      5.350        136,073.59       75,000.00
   515,000      SOUTH CAROLINA JOBS ECON DEV                11/15/2010     6.750        506,882.29      555,751.95
   360,000      SOUTH CAROLINA JOBS ECON DEV                 7/1/2009      5.000        364,210.10      379,000.80
  1,000,000     SOUTH CAROLINA JOBS ECON DEV                10/1/2025      6.750        995,984.08      981,610.00
   290,000      SOUTHWESTERN ILL DEV AUTH REV                4/1/2010      6.000        282,208.47      288,106.30
  1,000,000     SUBURBAN MOBILITY AUTH REGL                 2/15/2009      4.900        989,121.15      990,080.00
   250,000      TAMPA FL REV                                 4/1/2010      5.500        259,904.85      271,397.50
   470,000      TARRANT CNTY TX HSG FIN CORP                 6/1/2031     10.500        470,000.00      469,074.10
   250,000      TEXAS ST AFFORDABLE HSG CORP                 9/1/2014      7.380        250,000.00      252,160.00
   500,000      TEXAS ST AFFORDABLE HSG CORP                10/1/2008      4.100        500,000.00      510,920.00
   250,000      TEXAS ST DEPT HSG & CMNTY                    7/1/2016      6.350        260,720.16      260,707.50
   210,000      TEXAS ST DEPT HSG & CMNTY                    7/1/2026      6.450        210,201.75      215,441.10
   235,000      TEXAS ST DEPT HSG & CMNTY                    1/1/2027      6.400        236,606.04      242,423.65
   800,000      TEXAS STUDENT HSG AUTH REV                   1/1/2014     11.000        800,000.00      799,728.00
   500,000      THREE RIVS JR COLLEGE DIST MO                9/1/2011      7.000        500,000.00      495,110.00
   225,000      TOBACCO SECURITIZATION AUTHCA                6/1/2027      5.250        225,279.61      224,214.75
   925,000      TOBACCO SETTLEMENT FING CORP                 6/1/2023      6.000        914,095.69      911,411.75
   250,000      TOBACCO SETTLEMENT AUTH IA                   6/1/2025      5.300        243,515.08      221,672.50
   800,000      TOBACCO SETTLEMENT FING CORP                5/15/2030      5.500        768,574.55      738,496.00
   205,000      TROY MICH ECONOMIC DEV CORP                 10/1/2012      6.750        209,466.69      211,309.90
   385,000      TULSA OKLA PUB FACS AUTH REC                11/1/2012      6.200        394,933.33      412,184.85
   205,000      VICTORIA COUNTY TEX HOSPITAL                2/15/2012      5.400        185,368.34      204,438.30
   221,000      VISTA LAKES CMNTY DEV DIST FLA               5/1/2005      6.350        220,699.97      221,749.19
  1,000,000     WASHINGTON ST                                5/1/2012      5.750      1,050,993.40    1,058,900.00

See accompanying notes to investments in securities      24

                                 CLEARWATER TAX EXEMPT BOND FUND

                            SCHEDULE OF INVESTMENTS AT JUNE 30, 2002

MUNICIPAL BONDS (Cont'd)

   750,000      WAUKESHA WI REDEV AUTH REV                  6/20/2043      8.000        750,000.00      740,190.00
  1,250,000     WISCONSIN ST HEALTH & EDL FACS              8/15/2013      5.750      1,139,805.18    1,260,175.00
   500,000      WISCONSIN ST HEALTH & EDL FACS              12/1/2006      6.000        515,323.70      523,560.00
   250,000      WISCONSIN ST HLTH & EDL                     10/1/2006      5.130        260,407.49      264,002.50
   350,000      WISCONSIN ST HLTH & EDL                     10/1/2007      5.500        370,408.81      373,453.50
  1,550,000     WOODHILL PUB FAC CORP TEX                   12/1/2015      7.250      1,523,759.90    1,545,923.50
   150,000      WYOMING CMNTY DEV AUTH HSG REV              12/1/2025      6.100        145,981.80      155,808.00
                                                                                     -------------- ---------------
                                                                                     81,604,380.27   82,506,515.38         95.95%

CASH EQUIVALENTS
1,225,410.83    SSGA TAX-EXEMPT MONEY MARKET FUND                                     1,225,410.83    1,225,410.83          1.43%
                                                                                     -------------- --------------- --------------

Grand Total (b)                                                                      83,702,394.85   84,742,526.21         98.55%
                                                                                     ============== =============== ==============

     (a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

     (b)  At June 30,  2002,  the cost  for  Federal  income  tax  purposes  was
          $83,702,395. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                Gross unrealized appreciation            1,914,314.78
                Gross unrealized depreciation             (874,183.42)
                                                        --------------
                 Net unrealizedo appreciation            1,040,131.36
                                                        ==============

     (c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.


Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows (unaudited):

              Geographical Diversification                 Percent
              --------------------------------------------------------

              Arizonas                                      3.86             %
              Florida                                       4.25
              Illinois                                      4.06
              Indianas                                      3.91
              Louisiana                                     5.07
              Missouria                                     4.31
              NewsYork                                      3.07
              Pennsylvania                                  3.41
              SouthyCarolina                                3.26
              Texas Carolina                                19.63
              Washington                                    3.31
              Wisconsin                                     4.90
              Other                                         36.96
                                                        --------------

                                                           100.00            %
                                                        ==============



See accompanying notes to investments in securities      25